SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Tax effect of net operating losses carried forward	$ 4,013,106	$ 1,861,594
Valuation allowance	(4,013,106)	(1,861,594)
Deferred tax assets, net